Share capital and additional paid-in capital (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance, amount	¥ 396,001	¥ 240,001
Shares issued during the year, Amount	26	156,000
Share issuance expenses	(7,385)
Ending balance, amount	¥ 388,642	¥ 396,001
Number of shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	227,717	227,717
Shares issued during the year, Amount	¥ 772,283
Share issuance expenses
Ending balance, shares	1,000,000	227,717
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance, amount	¥ 77	¥ 77
Shares issued during the year, Amount	248
Share issuance expenses
Ending balance, amount	325	77
Additional paid-in capital
Disclosure of classes of share capital [line items]
Beginning balance, amount	395,924	239,924
Shares issued during the year, Amount	(222)	156,000
Share issuance expenses	(7,385)
Ending balance, amount	388,317	395,924
Non-controlling interests [Member]
Disclosure of classes of share capital [line items]
Beginning balance, amount	99,000	60,000
Shares issued during the year, Amount	7	39,000
Share issuance expenses	(1,846)
Ending balance, amount	97,161	99,000
Total Equity [member]
Disclosure of classes of share capital [line items]
Beginning balance, amount	495,001	300,001
Shares issued during the year, Amount	33	195,000
Share issuance expenses	(9,231)
Ending balance, amount	¥ 485,803	¥ 495,001